Investments accounted for using the equity method - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Details) - EUR (€)
€ / shares in Units, € in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price	€ 5.73
Joint ventures
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 101	€ 74	€ 26
Share of other comprehensive income from investments accounted for using the equity method	(7)	(2)	(6)
Total	94	72	20
Associates
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	(216)	(6)	13
Share of other comprehensive income from investments accounted for using the equity method	8	(3)	0
Total	(208)	€ (9)	€ 13
EUROAPI
Disclosure of transactions between related parties [line items]
Impairment loss recognised in profit or loss	€ 231